Private Placement - Additional Information (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Sale of private placement warrants	1,976,562			1,976,562
Proceeds from Issuance of Warrants	$ 0	$ 12,223,750	$ 0	$ 12,223,750
Private Placement Warrants [Member]
Sale of private placement warrants	43,848,750			43,848,750
Private Placement Warrants [Member] | Private Placement [Member]
Sale of private placement warrants	12,223,750			12,223,750
Price of warrant	$ 1			$ 1
Proceeds from Issuance of Warrants	$ 12,200,000			$ 12,200,000
Private Placement Warrants [Member] | Common Class A [Member]
Exercise price of warrant	$ 11.5			$ 11.5